Other current payables and liabilities - Summary of Other current payables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other current payables and liabilities [abstract]
Non-trade Payables	$ 25,324,072	$ 4,132,680
Accrued Expense	1,518,801	1,558,085
Total	$ 26,842,873	$ 5,690,765